Other Income and Expenses - Summary of Other Income, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expenses [Line Items]
Total other income, net	¥ 4,385	¥ 3,830	¥ 3,693
Government Grants
Other Income And Expenses [Line Items]
Total other income, net	1,218	1,054	805
Waiver of Trade Payables
Other Income And Expenses [Line Items]
Total other income, net			600
Covid 19 Related Rent Concessions from a Lessor
Other Income And Expenses [Line Items]
Total other income, net	778
Foreign Exchange Differences, Net
Other Income And Expenses [Line Items]
Total other income, net	361	1,173	(536)
Additional Deduction of VAT
Other Income And Expenses [Line Items]
Total other income, net	1,864	684	23
Bad Debt Recovery
Other Income And Expenses [Line Items]
Total other income, net		200	¥ 2,801
Others
Other Income And Expenses [Line Items]
Total other income, net	¥ 164	¥ 719